SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 4,907,889	$ 3,056,431	$ 8,688,758	$ 5,915,446	$ 11,917,629	$ 8,459,048
Cannabis Dispensary [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,732,974	2,312,362	6,818,499	4,398,262	9,365,105	5,492,312
Cannabis Production [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,174,915	$ 744,069	$ 1,870,259	$ 1,517,184	$ 2,552,524	$ 2,966,736